RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net income (loss) for financial reporting purposes	$ 121,234	$ 395,757
Operating limited partnership rents received in advance	(135)	(26,057)
Accrued partnership management fees not recognized (recognized) for tax purposes	(484,374)	(377,033)
Other	13,461,378	4,716,199
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(1,878,168)	(2,145,042)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(615,198)	(1,127,950)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(738,533)	(1,704,620)
Income (loss) for tax return purposes	9,866,204	(268,746)
Series Seven [Member]
Net income (loss) for financial reporting purposes	0	0
Operating limited partnership rents received in advance	0	0
Accrued partnership management fees not recognized (recognized) for tax purposes	0	0
Other	0	0
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series Nine [Member]
Net income (loss) for financial reporting purposes	77,368	124,050
Operating limited partnership rents received in advance	0	0
Accrued partnership management fees not recognized (recognized) for tax purposes	(282,823)	85,445
Other	4,392,444	2,565,458
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(213,903)	(490,952)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(108,871)	(192,798)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(179,592)	(276,867)
Income (loss) for tax return purposes	3,684,623	1,814,336
Series Ten [Member]
Net income (loss) for financial reporting purposes	(49,977)	223,667
Operating limited partnership rents received in advance	0	(23,357)
Accrued partnership management fees not recognized (recognized) for tax purposes	(322,624)	96,512
Other	314,785	13,273
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(236,913)	(292,886)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(93,265)	(90,412)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(82,932)	(150,458)
Income (loss) for tax return purposes	(470,926)	(223,661)
Series Eleven [Member]
Net income (loss) for financial reporting purposes	(22,413)	(77,985)
Operating limited partnership rents received in advance	0	0
Accrued partnership management fees not recognized (recognized) for tax purposes	68,632	(181,362)
Other	50,084	(6,394)
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(420,925)	(325,309)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(70,011)	(194,330)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(109,056)	(809,231)
Income (loss) for tax return purposes	(503,689)	(1,594,611)
Series Twelve [Member]
Net income (loss) for financial reporting purposes	49,560	(110,223)
Operating limited partnership rents received in advance	0	0
Accrued partnership management fees not recognized (recognized) for tax purposes	(37,065)	(169,476)
Other	1,738,153	122,895
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(244,848)	(247,885)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(132,852)	(174,377)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(11,606)	(57,195)
Income (loss) for tax return purposes	1,361,342	(636,261)
Series Fourteen [Member]
Net income (loss) for financial reporting purposes	66,696	236,248
Operating limited partnership rents received in advance	(135)	(2,700)
Accrued partnership management fees not recognized (recognized) for tax purposes	89,506	(208,152)
Other	6,965,912	2,020,967
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(761,579)	(788,010)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(210,199)	(476,033)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(355,347)	(410,869)
Income (loss) for tax return purposes	$ 5,794,854	$ 371,451